Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 7,983	$ 7,108
Accumulated depreciation and amortization	(4,808)	(4,364)
Premises and equipment, net	3,175	2,744
Premises
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	4,355	4,305
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,628	$ 2,803